Derivative financial instruments and Short positions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 811,921,799	R$ 779,023,280	R$ 837,762,019
Curve value	(1,927,123)	(3,682,261)	(1,804,744)
Financial assets, at fair value	(865,997)	2,603,217	(897,350)
Notional amount	811,921,799	393,351,898	418,137,448
Swap contract [member] | Trading Assets [Member]
IfrsStatementLineItems [Line Items]
Curve value	9,193,215	11,857,946	13,162,674
Financial assets, at fair value	12,360,719	13,815,247	7,641,355
Notional amount	402,812,781	393,351,898	418,137,448
Swap contract [member] | Trading Assets [Member] | Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Curve value	5,054,833	10,420,491	9,587,812
Financial assets, at fair value	6,383,261	9,985,823	5,399,806
Notional amount	188,604,258	272,642,004	300,667,399
Swap contract [member] | Trading Assets [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	4,136,463	1,292,203	799,550
Financial assets, at fair value	5,977,193	4,764,609	2,003,728
Notional amount	212,970,458	116,577,474	91,837,446
Swap contract [member] | Trading Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	1,919	145,252	2,775,313
Financial assets, at fair value	265	(935,185)	237,822
Notional amount	1,238,065	4,132,420	25,632,603
Swap contract [member] | Tradng Liabilities [Member]
IfrsStatementLineItems [Line Items]
Curve value	(11,120,338)	(15,540,207)	(14,967,418)
Financial assets, at fair value	(13,226,716)	(11,212,030)	(8,538,705)
Notional amount	409,109,018	385,671,382	419,624,571
Swap contract [member] | Tradng Liabilities [Member] | Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Curve value	(9,117,639)	(12,735,256)	(10,932,057)
Financial assets, at fair value	(9,680,343)	(8,798,667)	(10,588,736)
Notional amount	262,437,458	290,316,480	393,104,981
Swap contract [member] | Tradng Liabilities [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	(1,907,489)	(2,804,302)	(28,407)
Financial assets, at fair value	(3,332,851)	(3,494,263)	2,287,852
Notional amount	143,788,702	91,303,383	887,129
Swap contract [member] | Tradng Liabilities [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(95,211)	(649)	(4,006,955)
Financial assets, at fair value	(213,522)	1,080,900	(237,822)
Notional amount	2,882,857	4,051,519	25,632,461
Option contract [member]
IfrsStatementLineItems [Line Items]
Curve value	(1,112,873)	(877,100)	(595,345)
Financial assets, at fair value	(49,854)	(475,243)	(870,355)
Notional amount	857,662,210	1,150,540,616	1,130,172,099
Option contract [member] | Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Curve value	2,252,815	2,243,354	1,240,879
Financial assets, at fair value	2,635,506	1,419,279	1,385,889
Notional amount	419,095,675	600,275,162	564,829,758
Option contract [member] | Purchase Commitments [Member] | Call Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	497,534	440,097	271,464
Financial assets, at fair value	426,074	214,722	382,237
Notional amount	7,711,827	10,629,479	9,898,179
Option contract [member] | Purchase Commitments [Member] | Put Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	408,144	122,896	140,280
Financial assets, at fair value	489,785	124,163	187,123
Notional amount	5,326,447	4,474,015	4,094,316
Option contract [member] | Purchase Commitments [Member] | Call Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	661,536	674,574	459,995
Financial assets, at fair value	1,183,084	577,487	510,977
Notional amount	89,142,771	94,414,288	31,248,540
Option contract [member] | Purchase Commitments [Member] | Call Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	217,219	608,913	444,446
Financial assets, at fair value	265,824	555,707	495,214
Notional amount	3,729,452	92,324,275	28,499,055
Option contract [member] | Purchase Commitments [Member] | Call Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	444,318	65,661	15,549
Financial assets, at fair value	917,261	21,780	15,763
Notional amount	85,413,319	2,090,013	2,749,485
Option contract [member] | Purchase Commitments [Member] | Put Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	685,600	1,005,787	369,140
Financial assets, at fair value	536,563	502,907	305,553
Notional amount	316,914,629	490,757,380	519,588,723
Option contract [member] | Purchase Commitments [Member] | Put Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	46,852	980,433	369,140
Financial assets, at fair value	30,439	480,682	305,553
Notional amount	543,157	490,535,950	519,588,723
Option contract [member] | Purchase Commitments [Member] | Put Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	638,748	25,354
Financial assets, at fair value	506,124	22,225
Notional amount	316,371,471	221,430
Option contract [member] | Short Position [Member]
IfrsStatementLineItems [Line Items]
Curve value	(3,365,688)	(3,120,454)	(1,836,224)
Financial assets, at fair value	(2,685,361)	(1,894,522)	(2,256,244)
Notional amount	438,566,535	550,265,454	565,342,340
Option contract [member] | Short Position [Member] | Call Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	(288,349)	(292,212)	(170,553)
Financial assets, at fair value	(466,324)	(165,919)	(152,348)
Notional amount	3,453,152	6,763,742	4,111,016
Option contract [member] | Short Position [Member] | Put Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	(288,799)	(409,758)	(348,715)
Financial assets, at fair value	(431,952)	(508,584)	(287,825)
Notional amount	4,642,411	8,885,700	4,017,161
Option contract [member] | Short Position [Member] | Call Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	(2,029,924)	(1,590,130)	(719,460)
Financial assets, at fair value	(999,258)	(821,508)	(872,335)
Notional amount	113,106,162	42,840,737	33,383,233
Option contract [member] | Short Position [Member] | Call Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	(1,479,724)	(575,451)	(713,773)
Financial assets, at fair value	(710,121)	(349,710)	(858,586)
Notional amount	17,295,280	33,377,728	31,730,928
Option contract [member] | Short Position [Member] | Call Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(550,201)	(1,014,679)	(5,687)
Financial assets, at fair value	(289,137)	(471,798)	(13,749)
Notional amount	95,810,882	9,463,009	1,652,305
Option contract [member] | Short Position [Member] | Put Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	(758,616)	(828,354)	(597,497)
Financial assets, at fair value	(787,826)	(398,511)	(943,736)
Notional amount	317,364,811	491,775,275	523,830,930
Option contract [member] | Short Position [Member] | Put Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	(24,912)	(804,467)	(597,497)
Financial assets, at fair value	(23,004)	(378,608)	(943,736)
Notional amount	370,221	491,596,383	523,830,930
Option contract [member] | Short Position [Member] | Put Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(733,703)	(23,887)
Financial assets, at fair value	(764,822)	(19,903)
Notional amount	316,994,590	178,892
Futures contract [member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	325,170,914	278,348,786	287,984,278
Futures contract [member] | Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Notional amount	164,682,752	254,505,429	148,237,279
Futures contract [member] | Purchase Commitments [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	68,838,058	27,444,003	33,797,350
Futures contract [member] | Purchase Commitments [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount	988,325	138,035
Futures contract [member] | Purchase Commitments [Member] | Exchange Coupon D D I [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	41,331,942	77,727,137	85,931,389
Futures contract [member] | Purchase Commitments [Member] | Interest Rates D I 1 And D I A [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	48,254,715	148,713,860	28,491,764
Futures contract [member] | Purchase Commitments [Member] | Indexes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	5,269,712	482,394	16,776
Futures contract [member] | Short Position [Member]
IfrsStatementLineItems [Line Items]
Notional amount	160,488,162	23,843,357	139,746,999
Futures contract [member] | Short Position [Member] | Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Notional amount	48,339,061	3,337,596	53,267,620
Futures contract [member] | Short Position [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	64,559,123	1,327,928	25,678,296
Futures contract [member] | Short Position [Member] | Indexes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	5,269,712	1,787,973	194,879
Futures contract [member] | Short Position [Member] | Foreign Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Notional amount	41,331,942	17,259,936	60,606,204
Futures contract [member] | Short Position [Member] | Treasury Bonds Notes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	988,325	129,924
Futures contract [member] | Purchased Commitment [Member]
IfrsStatementLineItems [Line Items]
Curve value	17,249,113	2,292,188	5,345,415
Financial assets, at fair value	14,298,496	6,741,298	12,112,679
Notional amount	167,191,252	93,143,116	93,097,212
Futures contract [member] | Purchased Commitment [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	206,782	353,232	2,606,930
Financial assets, at fair value	9,365,777	314,613	3,610,745
Notional amount	32,580,636	20,293,661	9,345,027
Futures contract [member] | Purchased Commitment [Member] | Currencies [Member]
IfrsStatementLineItems [Line Items]
Curve value	17,042,331	1,938,956	2,738,485
Financial assets, at fair value	4,932,719	6,426,685	8,501,934
Notional amount	134,610,617	72,849,455	83,752,185
Futures contract [member] | Sale Commitments [Member]
IfrsStatementLineItems [Line Items]
Curve value	(13,960,232)	(897,392)	(2,508,572)
Financial assets, at fair value	(9,028,351)	(5,592,773)	(13,824,032)
Notional amount	163,818,026	59,526,816	74,514,102
Futures contract [member] | Sale Commitments [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(749,229)	(49,967)	(1,366,746)
Financial assets, at fair value	(7,262,161)	897,509	(1,892,023)
Notional amount	33,038,737	5,951,891	2,902,602
Futures contract [member] | Sale Commitments [Member] | Currencies [Member]
IfrsStatementLineItems [Line Items]
Curve value	(13,211,003)	(847,425)	(1,141,826)
Financial assets, at fair value	(1,766,190)	(6,490,282)	(11,932,009)
Notional amount	130,779,288	53,574,925	71,611,500
Forward Contracts And Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	3,288,881	1,394,796	2,836,843
Financial assets, at fair value	5,270,142	1,148,525	(1,711,353)
Notional amount	R$ 331,009,278	R$ 152,669,932	R$ 167,611,314